PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 83.0%
Basic Materials : 1.3%
1,000,000  Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 $ 993,901
0.7
500,000
(1)(2)
INEOS Finance PLC,
6.750%,
05/15/2028 501,581
0.3
400,000
(1)
INEOS Quattro Finance
2 PLC, 9.625%,
03/15/2029 425,351
0.3
1,920,833
1.3
Communications : 11.9%
500,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 470,711
0.3
3,250,000
(1)
DISH DBS Corp.,
5.250%,
12/01/2026 2,569,668
1.7
1,600,000
(1)
Gen Digital, Inc.,
6.750%,
09/30/2027 1,621,691
1.1
1,250,000
(1)
ION Trading
Technologies Sarl,
9.500%,
05/30/2029 1,274,275
0.8
3,900,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 2,049,375
1.4
750,000  Sprint LLC, 7.625%,
02/15/2025 755,317
0.5
1,000,000
(1)
Summer BC Bidco
B LLC, 5.500%,
10/31/2026 977,389
0.7
1,550,000
(1)
Townsquare Media, Inc.,
6.875%,
02/01/2026 1,527,625
1.0
2,000,000
(1)
Uber Technologies, Inc.,
7.500%,
09/15/2027 2,040,918
1.4
500,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 479,158
0.3
3,450,000
(1)
Univision
Communications, Inc.,
8.000%,
08/15/2028 3,367,659
2.2
900,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 806,285
0.5
17,940,071
11.9
Consumer, Cyclical : 21.3%
3,000,000
(1)
Aramark Services, Inc.,
5.000%,
02/01/2028 2,904,758
1.9
4,000,000
(1)
Caesars Entertainment,
Inc., 8.125%,
07/01/2027 4,084,048
2.7
500,000
(1)
Delta Air Lines, Inc.,
7.000%,
05/01/2025 503,870
0.3
1,400,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,435,015
1.0
3,000,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 3,197,034
2.1
500,000
(1)
Gates Corp., 6.875%,
07/01/2029 509,345
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,500,000
(1)
Global Auto Holdings
Ltd./AAG FH UK Ltd.,
8.375%,
01/15/2029 $ 3,408,888
2.3
3,100,000  Goodyear Tire &
Rubber Co., 9.500%,
05/31/2025 3,105,825
2.1
750,000  Las Vegas Sands Corp.,
5.900%,
06/01/2027 754,244
0.5
1,500,000
(1)
LGI Homes, Inc.,
8.750%,
12/15/2028 1,563,344
1.1
2,400,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 2,406,699
1.6
1,500,000
(1)
Six Flags Theme
Parks, Inc., 7.000%,
07/01/2025 1,508,322
1.0
750,000
(1)
Velocity Vehicle
Group LLC, 8.000%,
06/01/2029 772,151
0.5
1,500,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 7.875%,
05/01/2027 1,327,383
0.9
4,250,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 9.500%,
06/01/2028 3,731,350
2.5
750,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 732,057
0.5
31,944,333
21.3
Consumer, Non-cyclical : 7.9%
1,000,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
6.125%,
10/15/2026 988,268
0.7
2,450,000
(1)
Albion Financing
2SARL, 8.750%,
04/15/2027 2,471,384
1.6
750,000
(1)
Brink's Co., 6.500%,
06/15/2029 758,492
0.5
700,000
(1)(2)
Champions Financing,
Inc., 8.750%,
02/15/2029 718,378
0.5
1,300,000  HCA, Inc., 5.875%,
02/15/2026 1,302,300
0.9
500,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 495,877
0.3
2,500,000
(1)
Mobius Merger
Sub, Inc., 9.000%,
06/01/2030 2,477,276
1.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
896,415
(1)(3)
Radiology Partners,
Inc., 7.775% (PIK Rate
3.500%, Cash Rate
4.275%),
01/31/2029 $ 841,510
0.6
500,000
(1)
US Foods, Inc., 6.875%,
09/15/2028 511,834
0.3
1,400,000
(1)
WASH Multifamily
Acquisition, Inc.,
5.750%,
04/15/2026 1,369,910
0.9
11,935,229
7.9
Energy : 18.0%
2,000,000
(1)
Buckeye Partners L.P.,
6.875%,
07/01/2029 2,008,780
1.4
2,993,000
(1)
CITGO Petroleum
Corp., 7.000%,
06/15/2025 2,994,985
2.0
600,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 618,950
0.4
1,250,000
(1)
CVR Energy, Inc.,
5.750%,
02/15/2028 1,160,237
0.8
2,500,000
(1)
CVR Energy, Inc.,
8.500%,
01/15/2029 2,512,470
1.7
1,250,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 1,235,439
0.8
2,250,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 2,317,262
1.6
1,500,000  Genesis Energy L.P.
/ Genesis Energy
Finance Corp., 8.250%,
01/15/2029 1,549,746
1.0
500,000  Global Partners L.P.
/ GLP Finance Corp.,
6.875%,
01/15/2029 495,809
0.3
1,000,000  Global Partners L.P.
/ GLP Finance Corp.,
7.000%,
08/01/2027 1,004,951
0.7
1,500,000
(1)
HF Sinclair Corp.,
6.375%,
04/15/2027 1,503,841
1.0
675,000
(1)
Martin Midstream
Partners L.P. / Martin
Midstream Finance
Corp., 11.500%,
02/15/2028 730,627
0.5
2,000,000
(1)
New Fortress
Energy, Inc., 6.500%,
09/30/2026 1,841,595
1.2
649,000
(1)
New Fortress
Energy, Inc., 6.750%,
09/15/2025 630,513
0.4
3,000,000
(1)(2)
New Fortress
Energy, Inc., 8.750%,
03/15/2029 2,741,108
1.8
1,100,000
(1)
Sunnova Energy Corp.,
5.875%,
09/01/2026 856,251
0.6
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
3,000,000
(1)
Sunnova Energy Corp.,
11.750%,
10/01/2028 $ 2,148,060
1.4
625,000
(1)
Sunoco L.P. / Sunoco
Finance Corp., 7.000%,
09/15/2028 641,070
0.4
26,991,694
18.0
Financial : 14.8%
500,000  Air Lease Corp.,
5.850%,
12/15/2027 506,510
0.3
2,000,000
(1)
Aircastle Ltd., 5.950%,
02/15/2029 2,000,307
1.3
1,100,000
(1)
Avolon Holdings
Funding Ltd., 6.375%,
05/04/2028 1,118,711
0.8
365,000
(1)
Bread Financial
Holdings, Inc., 7.000%,
01/15/2026 364,886
0.3
1,250,000
(1)
Bread Financial
Holdings, Inc., 9.750%,
03/15/2029 1,314,390
0.9
200,000
(1)
Castlelake Aviation
Finance DAC, 5.000%,
04/15/2027 193,649
0.1
1,000,000
(1)
Freedom Mortgage
Corp., 12.000%,
10/01/2028 1,074,808
0.7
2,500,000
(1)
Freedom Mortgage
Holdings LLC, 9.250%,
02/01/2029 2,500,548
1.7
2,862,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
6.000%,
04/15/2025 2,861,596
1.9
750,000
(1)
HAT Holdings I LLC /
HAT Holdings II LLC,
8.000%,
06/15/2027 780,666
0.5
250,000
(1)
Iron Mountain, Inc.,
7.000%,
02/15/2029 254,650
0.2
3,457,000
(1)
LD Holdings Group
LLC, 6.125%,
04/01/2028 2,598,134
1.7
998,000
(1)
LD Holdings Group
LLC, 8.750%,
11/01/2027 885,075
0.6
1,000,000
(1)
Macquarie Airfinance
Holdings Ltd., 6.400%,
03/26/2029 1,017,631
0.7
750,000
(1)
Macquarie Airfinance
Holdings Ltd., 8.375%,
05/01/2028 791,284
0.5
200,000  Nasdaq, Inc., 5.650%,
06/28/2025 200,117
0.1
750,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 759,153
0.5
750,000
(1)
PennyMac Financial
Services, Inc., 5.375%,
10/15/2025 743,904
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(1)
PennyMac Financial
Services, Inc., 7.125%,
11/15/2030 $ 498,815
0.3
750,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 773,965
0.5
250,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 258,713
0.2
500,000  SLM Corp., 4.200%,
10/29/2025 487,253
0.3
250,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 248,380
0.2
22,233,145
14.8
Industrial : 3.8%
800,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 816,231
0.5
1,500,000
(1)
Esab Corp., 6.250%,
04/15/2029 1,510,871
1.0
400,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 9.750%,
08/01/2027 411,016
0.3
3,000,000  Hillenbrand, Inc.,
6.250%,
02/15/2029 3,018,129
2.0
5,756,247
3.8
Technology : 1.9%
586,000
(1)
Consensus Cloud
Solutions, Inc., 6.000%,
10/15/2026 572,191
0.4
2,450,000
(1)(2)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 2,289,642
1.5
2,861,833
1.9
Utilities : 2.1%
3,000,000
(1)
AmeriGas Partners
L.P. / AmeriGas
Finance Corp., 9.375%,
06/01/2028 3,082,152
2.1
Total Corporate Bonds/
Notes
(Cost $125,457,033)
124,665,537
83.0
BANK LOANS : 8.1%
Consumer, Cyclical : 3.3%
1,989,848  Hunter Douglas,
Inc., USD Term
Loan B1, 8.840%,
(TSFR1M+3.500%),
02/26/2029 1,978,832
1.3
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
2,992,481
(4)
Seaworld Parks &
Entertainment, Inc.,
08/25/2028 $ 2,998,092
2.0
4,976,924
3.3
Consumer, Non-cyclical : 0.4%
500,000
(4)
Medline Borrower, LP,
10/23/2028 500,625
0.4
Financial : 4.4%
5,000,000  Asurion, LLC, 2021
Second Lien Term
Loan B4, 8.840%,
(TSFR1M+3.500%),
01/22/2029 4,622,770
3.1
1,995,000
(4)
MoneyGram
International, Inc.,
06/01/2030 1,993,128
1.3
6,615,898
4.4
Total Bank Loans
(Cost $12,137,598)
12,093,447
8.1
Total Long-Term
Investments
(Cost $137,594,631)
136,758,984
91.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 14.4%
Repurchase Agreements : 5.0%
329,518
(5)
Bank of America
Securites, Inc.,
Repurchase
Agreement dated
06/28/2024, 5.330%,
due 07/01/2024
(Repurchase Amount
$329,662, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market
Value plus accrued
interest $336,108, due
01/01/31-05/01/54)
329,518
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Short Duration High Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,789,876
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,790,675,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,825,673, due
08/08/24-04/20/74)
$ 1,789,876
1.2
1,789,876
(5)
CF Secured LLC,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,790,675,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.500%, Market Value
plus accrued interest
$1,825,674, due
04/30/27-04/20/72)
1,789,876
1.2
1,789,876
(5)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
06/28/2024, 5.310%,
due 07/01/2024
(Repurchase
Amount $1,790,657,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
5.500%, Market Value
plus accrued interest
$1,825,674, due
08/15/24-03/01/54)
1,789,876
1.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,789,876
(5)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/28/2024, 5.320%,
due 07/01/2024
(Repurchase
Amount $1,790,659,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market Value
plus accrued interest
$1,825,675, due
04/30/26-08/01/58)
$ 1,789,876
1.2
Total Repurchase
Agreements
(Cost $7,489,022)
7,489,022
5.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 9.4%
14,172,043
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.210%
(Cost $14,172,043) $ 14,172,043 9.4
Total Short-Term
Investments
(Cost $21,661,065)
21,661,065
14.4
Total Investments in
Securities
(Cost $159,255,696) $ 158,420,049 105.5
Liabilities in Excess of
Other Assets
(8,212,413) (5.5)
Net Assets $ 150,207,636 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of June 30, 2024.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya Short Duration High Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 124,665,537 $ — $ 124,665,537
Bank Loans — 12,093,447 — 12,093,447
Short-Term Investments 14,172,043 7,489,022 — 21,661,065
Total Investments, at fair value $ 14,172,043 $ 144,248,006 $ — $ 158,420,049
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,614,409
Gross Unrealized Depreciation (2,450,056)
Net Unrealized Depreciation $ (835,647)